Document and Entity Information	Oct. 20, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Insight Acquisition Corp. /DE
Amendment Flag	false
Entity Central Index Key	0001862463
Document Type	8-K
Document Period End Date	Oct. 20, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-40775
Entity Tax Identification Number	86-3386030
Entity Address, Address Line One	333 East 91st Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10128
City Area Code	(917)
Local Phone Number	374-2922
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock, $0.0001 par value per share, and one-half of one redeemable warrant
Trading Symbol	INAQ.U
Security Exchange Name	NYSE
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	INAQ
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	INAQ WS
Security Exchange Name	NYSE